Consolidated Condensed Interim Statements of Cash Flows - USD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities
Loss for the period	$ (14,829,534)	$ (11,711,219)
Items not affecting cash
Allowance (recovery) for credit losses	122,018	314,110
Depreciation	1,285,176	1,354,233
Share-based payments	833,575	1,377,885
Accretion and accrued interest	423,509	263,422
Foreign exchange loss	(38,821)	12,144
Impairment of finance lease receivable	0	423,627
Cash flow used in operating activities before changes in non-cash items	(12,204,077)	(7,965,798)
Changes in non-cash items:
Accounts receivable	919,355	6,614,903
Inventory	5,015,725	9,389,526
Prepaids and deposits	(262,999)	(696,813)
Finance lease receivables	38,588	74,926
Accounts payable and accrued liabilities	14,798	(4,979,676)
Deferred revenue	751,214	728,682
Warranty liability	127,032	627,638
Total cash flows from (used in) operating activities	(5,600,364)	3,793,388
Cash flows from (used in) investing activities
Purchase of property and equipment	(80,133)	(291,249)
Restricted deposit	0	(400,000)
Total cash flows from (used in) investing activities	(80,133)	(691,249)
Cash flows from (used in) financing activities
Loans from / (repayments to) related parties	1,080,165	(449,400)
Proceeds from (repayment of) line of credit	(1,616,755)	1,074,359
Proceeds from term loan facility	1,550,528	0
Payments on lease liabilities	(482,927)	(789,796)
Promissory note receivable	0	30,111
Repayment of other liabilities	(6,425)	(6,424)
Proceeds from issuance of common shares and warrants	5,325,850	520,892
Equity offering costs	(884,208)	(14,904)
Proceeds from exercise of stock options	0	172,582
Term loan	0	(968)
Total cash flows from (used in) financing activities	4,966,228	536,452
Foreign exchange on cash	184,464	(277,584)
Net (decrease) increase in cash	(529,805)	3,361,007
Cash, beginning of period	1,150,891	600,402
Cash, end of period	$ 621,086	$ 3,961,409